[Graphic Omitted]

--------------------------------------------------
COLONIAL INTERMARKET INCOME TRUST I  ANNUAL REPORT
--------------------------------------------------

NOVEMBER 30, 1999

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

During the 12-month period ended November 30, 1999, most bond markets suffered the effects of rising interest rates. The robust U.S. economy and renewed economic strength overseas fanned inflationary fears, which ultimately prompted investors to push bond yields higher early on. As bond yields rose, their prices slumped. Later, in what were viewed as preemptive strikes against future inflation, the Federal Reserve Board (Fed) raised short-term interest rates on three separate occasions by one-quarter of a percentage point each in June, August and November of 1999. Despite being generally viewed as anti-inflationary measures and, as such, beneficial for bonds over the long run, those rate hikes did little to soothe the already jittery bond market. Global economies -- primarily in Europe and Asia -- also strengthened, paving the way for rising rates and lower bond prices in most high-quality foreign countries. Stronger-than-expected worldwide growth and better commodity prices boosted the performance of emerging market bonds, which were the period's best performers. U.S. high-yield corporate securities posted decent returns, shielded somewhat against the effects of rising rates by their high levels of income.

The Trust's diversification among three market sectors -- U.S. government bonds, foreign government bonds and U.S. high-yield corporate bonds -- helped cushion it against the effects of rising interest rates. In addition, while past performance cannot predict future trends, it is important to keep a long-term investment perspective.

As always, we thank you for choosing Colonial InterMarket Income Trust I and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    January 12, 2000


Because economic and market conditions change frequently, there can be no assurance that the trends described herein will continue or come to pass.

HIGHLIGHTS

o   TRUST REMAINED DIVERSIFIED.

    Throughout the period, the Trust remained broadly diversified across the three sectors of the bond market -- U.S. government, high-yield corporate and foreign bond markets. This strategy provided the flexibility to seek out the most attractive opportunities from various bond sectors and has provided the Trust with strong returns over the long term.

o   HIGH-YIELD COMPONENT INCREASED.

    During the period, the Trust's stake in high-yield bonds increased. Some of the Trust's best performers in that segment were telecommunications and cable holdings, which benefited from the ongoing growth of the Internet, the rising demand for voice and data transmission and the convergence of the two industries.

o HIGH-YIELD AND EMERGING MARKET BONDS FARED RELATIVELY WELL IN DIFFICULT BOND MARKET.

    "U.S. Treasury bonds suffered significant losses in response to worries about the strength of the global economy, inflation and the direction of interest rates. The stronger-than-expected U.S. economy and the rebound of some foreign economies prompted the Fed to raise interest rates on three separate occasions for a total of 0.75%. Signs of a strengthening global economy and rising interest rates in developed foreign markets contributed to the poor performance of most high-quality foreign government bonds as well. The Trust's positions in U.S. Treasury and high-quality foreign government securities, therefore, detracted from performance. On the flip side, however, the Trust's holdings in high-yield corporate securities held up better. The strength of the economy, plus the fact that they carry higher levels of income that partially cushion them against rising rates, helped high-yield bonds end the year with gains. But the year's shining stars were the Trust's emerging market holdings, which rallied in response to signs that Asia's economies were on the mend and the increase in many commodity prices."

                                                              -- Laura Ostrander
                                                               Portfolio Manager

12-MONTH DISTRIBUTIONS DECLARED PER SHARE FOR PERIOD ENDED 11/30/99

                                     $0.904
--------------------------------------------------------------------------------

12-MONTH TOTAL RETURNS, ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS FOR PERIOD ENDED 11/30/99

NAV                                                                        1.14%
--------------------------------------------------------------------------------
Market Price                                                            (13.51)%
--------------------------------------------------------------------------------

PRICE PER SHARE ON 11/30/99

NAV                                                                       $10.26
--------------------------------------------------------------------------------
Market Price                                                              $ 8.31
--------------------------------------------------------------------------------

SECURITIES BREAKDOWN
AS OF 11/30/99

High Yield Corporate                                                       38.0%
--------------------------------------------------------------------------------
Foreign Government & Agency                                                26.9%
--------------------------------------------------------------------------------
U.S. Government & Agency                                                   25.7%
--------------------------------------------------------------------------------
Short-term Obligations                                                      4.6%
--------------------------------------------------------------------------------
Preferred Stocks                                                            3.2%
--------------------------------------------------------------------------------
Other                                                                       1.3%
--------------------------------------------------------------------------------
Common Stock                                                                0.3%
--------------------------------------------------------------------------------

GOVERNMENT BREAKDOWN TOP FIVE FOREIGN COUNTRIES AS OF 11/30/99

Greece                                                                      3.4%
--------------------------------------------------------------------------------
United Kingdom                                                              3.1%
--------------------------------------------------------------------------------
Mexico                                                                      3.0%
--------------------------------------------------------------------------------
Brazil                                                                      2.5%
--------------------------------------------------------------------------------
Argentina                                                                   1.9%
--------------------------------------------------------------------------------

Securities and government breakdowns are calculated as a percentage of net assets. Because the Trust is actively managed, there can be no guarantee the Trust will continue to invest in these securities or maintain these country weightings in the future.

--------------------
INVESTMENT PORTFOLIO
--------------------

November 30, 1999
(In thousands)

BONDS & NOTES - 90.6%                                      PAR         VALUE
----------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - 38.0%
----------------------------------------------------------------------------
CONSTRUCTION - 0.5%
BUILDING CONSTRUCTION
Nortek, Inc.,
  8.875% 08/01/08                                      $   550      $    525
                                                                    --------
----------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.9%
FINANCIAL SERVICES
Dresdner Funding Trust II,
  5.790% 06/30/11                                          500           458
PDVSA Finance Ltd., Series 1999 I,
  9.750% 02/15/10                                          580           563
                                                                    --------
                                                                       1,021
                                                                    --------
----------------------------------------------------------------------------
MANUFACTURING - 13.9%
CHEMICALS & ALLIED PRODUCTS - 3.2%
Agricultural Minerals Co., L.P.,
  10.750% 09/30/03                                         100            63
Allied Waste North America, Inc.,
  10.000% 08/01/09                                       1,000           911
ClimaChem, Inc.,
  10.750% 12/01/07                                         500           275
HydroChem Industrial Services Inc.,
  10.375% 08/01/07                                         490           412
LaRoche Industries, Inc.,
  9.500% 09/15/07                                          500           130
PCI Chemicals Canada, Inc.,
  9.250% 10/15/07                                          250           188
Sterling Chemicals, Inc.,
  11.750% 08/15/06                                         500           350
Terra Industries, Inc.,
  10.500% 06/15/05                                         245           154
Texas Petrochemical Corp.,
  11.125% 07/01/06                                         315           280
Trans Resources, Inc.,
  10.750% 03/15/08                                       1,000           890
                                                                    --------
                                                                       3,653
                                                                    --------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.6%
Amphenol Corp.,
  9.875% 05/15/07                                          250           253
TransDigm, Inc.,
  10.375% 12/01/08                                         500           445
                                                                    --------
                                                                         698
                                                                    --------
FABRICATED METAL - 0.9%
Euramax International, PLC,
  11.250% 10/01/06 (a)                                   1,000         1,010
                                                                    --------
FOOD & KINDRED PRODUCTS - 0.8%
Chattem, Inc.,
  8.875% 04/01/08                                          500           445
Premier International Foods, PLC,
  12.000% 09/01/09 (a)(b)                                  500           500
                                                                    --------
                                                                         945
                                                                    --------
MACHINERY & COMPUTER EQUIPMENT - 0.6%
IMO Industries, Inc.,
  11.750% 05/01/06                                         625           625
                                                                    --------
MEASURING & ANALYZING INSTRUMENTS - 0.1%
Envirosource, Inc.,
  9.750% 06/15/03                                          250           153
                                                                    --------
MISCELLANEOUS MANUFACTURING - 3.3%
Blount, Inc.,
  13.000% 08/01/09                                         150           157
Eagle-Picher Industries, Inc.,
  9.375% 03/01/08                                          250           217
ISG Resources, Inc.,
  10.000% 04/15/08                                         250           211
Koppers Industries, Inc.,
  9.875% 12/01/07                                          500           452
Newcor, Inc.,
  9.875% 03/01/08                                        1,000           450
Owens-Illinois, Inc.,
  7.500% 05/15/10                                          500           451
Tekni-Plex, Inc.,
  9.250% 03/01/08                                          500           500
Thermadyne Holdings Corp.,
  9.875% 06/01/08                                          850           731
Tokheim Corp.,
  11.375% 08/01/08                                         605           351
Werner Holding Co.,
  10.000% 11/15/07                                         250           239
                                                                    --------
                                                                       3,759
                                                                    --------
PAPER PRODUCTS - 0.8%
Repap New Brunswick, Inc.,
  10.625% 04/15/05                                         450           421
Riverwood International Corp.,
  10.625% 08/01/07                                         500           517
                                                                    --------
                                                                         938
                                                                    --------
PRIMARY METAL - 1.9%
Bayou Steel Corp.,
  9.500% 05/15/08                                          500           464
Keystone Consolidated Industries, Inc.,
  9.625% 08/01/07                                          500           457
WCI Steel, Inc.,
  10.000% 12/01/04                                         500           508
WHX Corp.,
  10.500% 04/15/05                                         750           720
                                                                    --------
                                                                       2,149
                                                                    --------
PRINTING & PUBLISHING - 0.4%
American Lawyer Media, Inc.,
  9.750% 12/15/07                                          450           423
                                                                    --------
RUBBER & PLASTIC - 0.4%
Burke Industries, Inc.,
  10.000% 08/15/07                                         300           144
Metromedia Fiber Network, Inc.,
  10.000% 12/15/09                                         350           353
                                                                    --------
                                                                         497
                                                                    --------
STONE, CLAY, GLASS & CONCRETE - 0.0%
Owens-Illinois, Inc.,
  8.100% 05/15/07                                           50            48
                                                                    --------
TRANSPORTATION EQUIPMENT - 0.9%
Johnstown America Industries, Inc.,
  11.750% 08/15/05                                         500           506
LDM Technologies, Inc.,
  10.750% 01/15/07                                         600           528
                                                                    --------
                                                                       1,034
                                                                    --------
----------------------------------------------------------------------------
MINING & ENERGY - 2.4%
COAL MINING - 0.4%
AEI Resources, Inc.,
  10.500% 12/15/05 (b)                                     500           400
                                                                    --------
OIL & GAS EXTRACTION - 2.0%
HS Resources, Inc.,
  9.250% 11/15/06                                          400           396
Magnum Hunter Resources, Inc.,
  10.000% 06/01/07                                         525           494
Mariner Energy, Inc.,
  10.500% 08/01/06                                       1,000           940
Petsec Energy, Inc.,
  9.500% 06/15/07                                          750           375
                                                                    --------
                                                                       2,205
                                                                    --------

----------------------------------------------------------------------------
RETAIL TRADE - 1.7%
FOOD STORES
Pathmark Stores, Inc.:
  9.625% 05/01/03                                        1,000           960
  10.750% 11/01/03                                         750           694
Richmont Marketing Specialist, Inc.,
  10.125% 12/15/07                                         500           300
                                                                    --------
                                                                       1,954
                                                                    --------

----------------------------------------------------------------------------
SERVICES - 3.6%
AMUSEMENT & RECREATION - 1.7%
Coast Hotels & Casinos, Inc.,
  9.500% 04/01/09                                          420           403
Hollywood Casino Corp.,
  11.250% 05/01/07                                         500           515
Horseshoe Gaming, L.L.C.,
  9.375% 06/15/07                                          350           347
Mohegan Tribal Gaming Authority,
  8.750% 01/01/09                                          200           197
Regal Cinemas, Inc.,
  9.500% 06/01/08                                          500           405
                                                                    --------
                                                                       1,867
                                                                    --------
BUSINESS SERVICES - 0.4%
PSINet, Inc.,
  10.000% 02/15/05                                         500           494
                                                                    --------
HEALTH SERVICES - 0.4%
Tenet Healthcare Corp.,
  8.625% 01/15/07                                          500           482
                                                                    --------
HOTELS, CAMPS & LODGING - 0.7%
CapRock Communications Corp.,
  11.500% 05/01/09                                         750           758
                                                                    --------
OTHER SERVICES - 0.4%
Intertek Finance, PLC,
  10.250% 11/01/06 (a)                                     500           471
                                                                    --------

----------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 14.8%
AIR TRANSPORTATION - 0.2%
Trans World Airlines, Inc.,
  11.375% 03/01/06                                         450           195
                                                                    --------
BROADCASTING - 1.2%
LIN Holding Corp.,
  stepped coupon, (10.000% 03/01/03)
  (c) 03/01/08                                             500           338
Young Broadcasting Corp.,
  10.125% 02/15/05                                       1,000         1,035
                                                                    --------
                                                                       1,373
                                                                    --------
CABLE - 6.2%
Adelphia Communications Corp.,
  9.875% 03/01/07                                          750           769
Charter Communications
  Holding L.L.C.,
  stepped coupon, (9.920% 04/01/04)
  (c) 04/01/2011                                         1,500           904
Comcast UK Cable Partners Ltd.,
  stepped coupon, (11.200% 11/15/00)
  (c) 11/15/07                                           1,000           937
Diamond Cable Co.,
  stepped coupon, (10.750% 02/15/02)
  (c) 02/15/07                                           1,000           795
EchoStar DBS Corp.,
  9.250% 02/01/06                                        1,000         1,000
NTL, Inc.,
  stepped coupon, (9.750% 04/15/04)
  (c) 04/15/09 (a)                                       1,000           915
Northland Cable Television, Inc.,
  10.250% 11/15/07                                         250           250
Shop At Home, Inc.,
  11.000% 04/01/05                                         500           495
Telewest Communication PLC,
  stepped coupon, (11.000% 10/01/00)
  (c) 10/01/07 (a)                                       1,000           925
                                                                    --------
                                                                       6,990
                                                                    --------
COMMUNICATIONS - 1.5%
Call-Net Enterprises, Inc.,
  stepped coupon, (10.800% 05/15/04)
  (c) 05/15/09                                             500           240
Metrocall, Inc.,
  9.750% 11/01/07                                          750           439
Time Warner Telecom L.L.C.,
  9.750% 07/15/08                                          500           515
Verio, Inc.,
  11.250% 12/01/08                                         506           527
                                                                    --------
                                                                       1,721
                                                                    --------
ELECTRIC SERVICES - 0.5%
The AES Corp.,
  9.500% 06/01/09                                          500           505
                                                                    --------
MOTOR FREIGHT & WAREHOUSING - 0.2%
MTL, Inc.,
  10.000% 06/15/06                                         250           217
                                                                    --------
TELECOMMUNICATION - 5.0%
AirGate PCS, Inc.,
  stepped coupon, (13.500% 10/01/04)
  (c) 10/01/09                                             250           153
Arch Communication Group, Inc.,
  12.750% 07/01/07                                         250           198
Clearnet Communications, Inc.,
  stepped coupon, (14.750% 12/15/00)
  (c) 12/15/05                                             750           729
Global Crossing Holding Ltd.,
  9.125% 11/15/06                                          375           369
Hyperion Telecommunications, Inc.,
  stepped coupon, (13.000% 04/15/01)
  (c) 04/15/03                                             150           132
Level 3 Communications, Inc.,
  9.125% 05/01/08                                          435           411
McLeodUSA, Inc.,
  stepped coupon, (10.500% 03/01/02)
  (c) 03/01/07                                             500           400
Nextel Communications, Inc.,
  9.375% 11/15/09 (b)                                      100            99
Nextlink Communications, Inc.,
  10.750% 06/01/09                                         300           307
Price Communications Wireless, Inc.,
  9.125% 12/15/06                                          750           766
RCN Corp.,
  stepped coupon, (11.125% 10/15/02)
  (c) 10/15/07                                             750           529
Sprint Spectrum L.P.,
  stepped coupon, (12.500% 08/15/01)
  (c) 08/15/06                                             500           462
TeleCorp PCS, Inc.,
  stepped coupon, (11.625% 04/15/04)
  (c) 04/15/09 (b)                                         650           417
Williams Communications Group, Inc.,
  10.875% 10/01/09                                         515           537
Worldwide Fiber, Inc.,
  12.000% 08/01/09 (b)                                     175           178
                                                                    --------
                                                                       5,687
                                                                    --------
WHOLESALE TRADE - 0.2%
NONDURABLE GOODS
Revlon Consumer Products Corp.,
  9.000% 11/01/06                                          225           171
                                                                    --------
TOTAL CORPORATE FIXED INCOME
   BONDS AND NOTES (cost of $49,765)                                  42,968
                                                                    --------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.7%
----------------------------------------------------------------------------
Government National Mortgage Association:
  9.000% 2016                                              984         1,040
  10.500% 2015 - 2020                                       91           100
  11.000% 2018 - 2019                                      639           705
                                                                    --------
                                                                       1,845
                                                                    --------
U.S. Treasury Notes:
  8.750% 05/15/17                                        1,675         2,039
  11.625% 11/15/04 (d)                                  12,327        15,079
  11.875% 11/15/03                                       1,159         1,382
  12.000% 08/15/13 (d)                                   5,952         8,086
                                                                    --------
                                                                      26,586
                                                                    --------
Student Loan Marketing Assoc.,
  5.286% 01/20/00                                          575           575
                                                                    --------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (cost of $29,069)                                                  29,006
                                                                    --------

FOREIGN GOVERNMENT &
AGENCY OBLIGATIONS - 26.9%

                                         CURRENCY          PAR         VALUE
----------------------------------------------------------------------------
French O.A.T.,
  8.500% 04/25/03 (e)                          Eu        1,010         1,145
Government of Mexico,
  11.375% 09/15/16 (f)                                   2,585         2,816
Government of New Zealand,
  8.000% 11/15/06                              NZ        3,276         1,758
Hellenic Republic,
  8.800% 06/19/07                              GD      190,000           655
  8.600% 03/26/08                              GD      346,000         1,190
  8.900% 03/21/04                              GD      571,000         1,887
Kingdom of Norway,
  6.750% 01/15/07                              NK        3,970           512
  9.500% 10/31/02                              NK       10,970         1,491
Kingdom of Sweden,
  10.250% 05/05/03                             SK       10,800         1,466
Poland Non-U.S. Global
  Registered Bond,
  5.000% 10/27/14 (g)                                      500           440
Republic of Argentina,
  11.375% 01/30/17 (h)                                   1,550         1,474
  11.250% 04/10/06 (i)                         DM        1,200           640
Republic of Brazil,
  10.125% 05/15/27 (j)                                   2,725         2,166
  14.500% 10/15/09 (j)                                     575           605
Republic of Bulgaria,
  6.500% 07/28/11 (k)                                    2,250         1,742
Republic of Panama,
  8.875% 09/30/27 (l)                                    1,290         1,072
Republic of Turkey,
  12.375% 06/15/09 (m)                                     280           282
  11.875% 11/05/04 (m)                                     855           885
Republic of Venezuela,
  9.250% 09/15/27 (n)                                    1,800         1,133
Russian Federation,
  11.000% 07/24/18 (o)                                   1,645           856
Treasury Corp. of Victoria:
  12.000% 09/22/01                             A$        1,470         1,026
  12.500% 10/15/03                             A$          698           532
United Kingdom Treasury:
  10.000% 02/26/01                             KB          645         1,076
  10.000% 09/08/03                             KB        1,355         2,427
United Mexican States,
  10.375% 01/29/03 (p)                         DM          980           550
Western Australian Treasury,
  8.000% 10/15/07                              A$          786           531
                                                                    --------
TOTAL FOREIGN GOVERNMENT & AGENCY OBLIGATIONS
  (cost of $30,944)                                                   30,357
                                                                    --------
TOTAL BONDS & NOTES
  (cost of $109,778)                                                 102,331
                                                                    --------

PREFERRED STOCKS - 3.2%
                                                        SHARES
----------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.2%
DEPOSITORY INSTITUTIONS
Cal Fed Bancorp, Inc.,
  9.125%, Series A                                           9           194
                                                                    --------
TRANPORTATION, COMMUNICATION, ELECTRIC,
GAS, AND SANITARY SERVICES - 3.0%
BROADCASTING - 0.2%
PriMedia, Inc.,
  9.200%                                                     3           279
                                                                    --------
CABLE - 0.5%
CSC Holdings Limited,
  11.125% PIK                                                5           551
                                                                    --------
TELECOMMUNICATION - 2.3%
Concentric Network Corp.,
  13.500% PIK                                                1           570
Nextel Communications, Inc.:
  11.125% PIK                                                1           606
  13.000% PIK                                                1         1,420
                                                                    --------
                                                                       2,596
                                                                    --------
TOTAL PREFERRED STOCKS
  (cost of $3,600)                                                     3,620
                                                                    --------

WARRANTS (q) - 0.0%
                                                        SHARES         VALUE
----------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
COMMUNICATIONS - 0.0%
Clearnet Communications, Inc.,
  (expires 09/15/05)                                         2         $  37
                                                                    --------
TELECOMMUNICATIONS - 0.0%
MetroNet Communications Corp.,
  (expires 08/15/07)                                       (r)            27
                                                                    --------
TOTAL WARRANTS (cost of $35)                                              64
                                                                    --------

COMMON STOCKS - 0.3%

----------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.3%
MOTOR FREIGHT & WAREHOUSING - 0.0%
St. Johnsbury Trucking Co. (s)                              16           (r)
Sun Carriers, Inc. (s)                                      65             1
                                                                    --------
                                                                           1
                                                                    --------
TELECOMMUNICATION - 0.3%
Price Communications Corp.                                  12           312
                                                                    --------
TOTAL COMMON STOCKS
  (cost of $338)                                                         313
                                                                    --------
TOTAL INVESTMENTS
  (cost of $113,751) (t)                                             106,328
                                                                    --------

SHORT-TERM OBLIGATIONS - 4.6%
                                                           PAR
----------------------------------------------------------------------------
Repurchase agreement with SBC
  Warburg Corp., dated 11/30/99,
  due 12/01/99 at 5.670%,
  collateralized by U.S.
  Treasury bills and/or notes
  with various maturities to
  2026, market value $5,293
  (repurchase proceeds $5,179)                         $ 5,178         5,178
                                                                    --------

FORWARD CURRENCY CONTRACTS (u) - 0.1%                                    112

----------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES - 1.2%                                      1,387

----------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $113,005
                                                                    ========

NOTES TO INVESTMENT PORTFOLIO:
----------------------------------------------------------------------------
(a)  This is a British security. Par amount is stated in U.S. dollars.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1999, the value of these securities amounted to $1,594 or 1.4% of net assets.
(c) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing this rate.
(d) These securities, or a portion thereof, with a total market value of $5,279 are being used to collateralize the forward currency contracts indicated in note (u) below.
(e)  This is a French security. Par amount is stated in Euro dollars.
(f)  This is a Mexican security. Par amount is stated in U.S. dollars.
(g)  This is a Polish security. Par amount is stated in U.S. dollars.
(h)  This is an Argentinean security. Par amount is stated in U.S. dollars.
(i)  This is an Argentinean security. Par amount is stated in German
     Deutschemarks.
(j)  This is a Brazilian security. Par amount is stated in U.S. dollars.
(k)  This is a Bulgarian security. Par amount is stated in U.S. dollars.
(l)  This is a Panamanian security. Par amount is stated in U.S. dollars.
(m)  This is a Turkish security. Par amount is stated in U.S. dollars.
(n)  This is a Venezuelan security. Par amount is stated in U.S. dollars.
(o)  This is a Russian security. Par amount is stated in U.S. dollars.
(p)  This a Mexican security. Par amount is stated in German Deutschemarks.
(q)  Non-income producing.
(r)  Rounds to less than one.
(s) Represents fair value as determined in good faith under the direction of the Trustees.
(t)  Cost for federal income tax purposes is $113,972.
(u) As of November 30, 1999, the Trust had entered into the following forward currency exchange contracts:

                                                             NET UNREALIZED
    CONTRACTS        IN EXCHANGE           SETTLEMENT         APPRECIATION
   TO DELIVER            FOR                  DATE               (U.S.$)
  -------------------------------------------------------------------------
SK    6,288        U.S.      $  776          01/31/00             $ 31
KB    1,392        U.S.      $  2,289        02/07/00               63
NZ    3,480        U.S.      $  1,794        02/09/00               18
                                                                  ----
                                                                  $112
                                                                  ----

SUMMARY OF SECURITIES
BY COUNTRY                       COUNTRY          VALUE        % OF TOTAL
-----------------------------------------------------------------------------
United States                                     $ 72,150          67.8
United Kingdom                      UK               7,324           6.9
Greece                              Gr               3,732           3.5
Mexico                              Mx               3,366           3.2
Brazil                              Bz               2,771           2.6
Argentina                           Ar               2,114           2.0
Australia                           Au               2,089           2.0
Norway                              No               2,003           1.9
New Zealand                         NZ               1,758           1.6
Bulgaria                            Bu               1,742           1.6
Sweden                              Sw               1,466           1.4
Turkey                              Tu               1,167           1.1
France                              Fr               1,145           1.1
Venezuela                           Ve               1,133           1.1
Panama                              Pa               1,072           1.0
Russia                              Ru                 856           0.8
Poland                              Po                 440           0.4
                                                  --------         -----
                                                  $106,328         100.0
                                                  --------         -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

             ACRONYM                                NAME
             -------                                ----
               A$                            Australian Dollars
               Eu                                   Euro
               GD                              Greek Drachmas
               KB                              British Pounds
               NK                             Norwegian Krone
               PIK                            Payment-In-Kind
               SK                              Swedish Krona
               DM                           German Deutschemarks

See notes to financial statements.

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------

November 30, 1999
(In thousands except for per share amount)

ASSETS
Investments at value (cost $113,751)                               $106,328
Short-term obligations                                                5,178
                                                                   --------
                                                                    111,506
Cash including foreign currencies
  (cost of $1,243)                                     $1,215
Unrealized appreciation on forward
 currency contracts                                       112
Receivable for:
  Interest                                              2,341
Investments sold                                          507
Foreign tax reclaims                                       25
Other                                                       2         4,202
                                                       ------      --------
  Total assets                                                      115,708

LIABILITIES
Cash including foreign currencies
  (cost of $1,228)                                      1,200
Payable for:
  Investments purchased                                   481
  Distributions                                           815
Accrued:
  Management fee                                           71
  Bookkeeping fee                                           3
  Deferred Trustees fees                                    4
Other                                                     129
                                                       ------
  Total liabilities                                                   2,703
                                                                   --------
Net Assets at value for 11,009 shares of
  beneficial interest outstanding                                  $113,005
                                                                   ========
Net asset value per share                                          $  10.26
                                                                   ========

COMPOSITION OF NET ASSETS
Capital paid in                                                    $122,281
Undistributed net investment income                                      17
Accumulated net realized loss                                        (1,901)
Net unrealized appreciation (depreciation) on:
  Investments                                                        (7,423)
  Foreign currency transactions                                          31
                                                                    -------

                                                                   $113,005
                                                                   ========

See notes to financial statements.

-----------------------
STATEMENT OF OPERATIONS
-----------------------

For the Year Ended November 30, 1999
(In thousands}

INVESTMENT INCOME
Interest                                                              $10,838
Dividends                                                                 344
                                                                      -------
                                                                       11,182

EXPENSES
Management fee                                            $  882
Transfer agent fee                                            54
Bookkeeping fee                                               34
Trustees fee                                                   9
Custodian fee                                                 19
Audit fee                                                     76
Legal fee                                                      7
Reports to shareholders                                       10
Other                                                         86        1,177
                                                         -------      -------
Net Investment Income                                                  10,005

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                            (1,969)
  Foreign currency transactions                              141
                                                         -------

    Net Realized Loss                                                  (1,828)
Net Change in Unrealized Appreciation/Depreciation
  during the period on:
  Investments                                            (7,624)
  Foreign currency transactions                             (87)
                                                         -------

    Net Change in Unrealized Appreciation/Depreciation                 (7,711)
                                                                      -------
Net Loss                                                               (9,539)
                                                                      -------

Increase in Net Assets from Operations                                $   466
                                                                      =======

See notes to financial statements.

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

(In thousands)

                                                        YEARS ENDED NOVEMBER 30
                                                        ------------------------
INCREASE (DECREASE) IN NET ASSETS                         1999         1998
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                    $ 10,005     $ 10,231
Net realized gain (loss)                                   (1,828)         585
Net change in unrealized appreciation/depreciation         (7,711)      (3,175)
                                                         --------     --------
    Net Increase from Operations                              466        7,641

DISTRIBUTIONS:
From net investment income                                 (9,951)     (10,230)
In excess of net investment income                             --          (26)
From net realized gains                                        --         (305)
In excess of net realized gains                                --         (601)
                                                         --------     --------
    Total Decrease                                         (9,485)      (3,521)

NET ASSETS
Beginning of period                                       122,490      126,011
                                                         --------     --------

End of period (including undistributed net investment
income of $17 and $81, respectively)                     $113,005     $122,490
                                                         ========     ========

NUMBER OF TRUST SHARES
Outstanding                                                11,009       11,009
                                                         ========     ========

See notes to financial statements.

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

November 30, 1999

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION
Colonial Intermarket Income Trust I (the Trust), is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's investment objective is to seek as high a level of current income and total return as is consistent with prudent risk, by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities. The Trust authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional- size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS
Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Trust does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS
The Trust may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities.

The Trust may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains and losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER
Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Trust becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Trust. The Trust may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Trust's average net assets over $50 million.

OTHER
The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the year ended November 30, 1999, purchases and sales of investments, other than short-term obligations, were $58,629,593 and $64,817,235, respectively, of which $3,175,877 and $8,490,668, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at November 30, 1999, based on cost of investments for federal income tax purposes was:

    Gross unrealized appreciation                             $ 1,625,674
    Gross unrealized depreciation                              (9,269,722)
                                                              -----------

    Net unrealized depreciation                               $(7,644,048)
                                                              ===========

CAPITAL LOSS CARRYFORWARDS
At November 30, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

             YEAR OF                      CAPITAL LOSS
           EXPIRATION                     CARRYFORWARD
           ----------                     ------------
              2006                         $   58,000
              2007                          1,621,000
                                           ----------
                                           $1,679,000
                                           ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected per share data, total return, ratios and supplements data throughout each period are as follows:

                                                                     YEARS ENDED NOVEMBER 30,
                                    ---------------------------------------------------------------------------------------------
                                       1999                1998                1997                1996                1995
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                              $  11.130           $  11.450           $  11.520           $  11.270          $  10.410
                                      ---------           ---------           ---------           ---------          ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     0.909               0.945               0.911               1.003              0.986
Net realized and unrealized gain
  (loss)                                 (0.875)             (0.251)             (0.004)              0.242              0.822
                                      ---------           ---------           ---------           ---------          ---------
    Total from Investment
      Operations                          0.034               0.694               0.907               1.245              1.808
                                      ---------           ---------           ---------           ---------          ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income               (0.904)             (0.930)             (0.977)             (0.995)            (0.948)
In excess of net investment income           --              (0.002)                 --                  --                 --
From net realized gains                      --              (0.028)                 --                  --                 --
In excess of net realized gains              --              (0.054)                 --                  --                 --
                                      ---------           ---------           ---------           ---------          ---------
TOTAL DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS                           (0.904)             (1.014)             (0.977)             (0.995)            (0.948)
                                      =========           =========           =========           =========          =========
NET ASSET VALUE, END OF PERIOD        $  10.260           $  11.130           $  11.450           $  11.520          $  11.270
                                      =========           =========           =========           =========          =========
Market price per share, end of
  period                               $  8.312           $  10.562           $  10.940           $  10.630          $  10.750
                                      =========           =========           =========           =========          =========
Total return, based on market
  value (a)                            (13.51)%               6.26%              12.62%               8.30%             17.67%
                                      =========           =========           =========           =========          =========
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                              1.00%               0.93%               0.96%               0.95%              0.97%
Net investment income (b)                 8.51%               8.22%               8.06%               8.33%              8.73%
Portfolio turnover                          52%                 99%                154%                117%                77%
Net assets at end of period (000)      $113,005            $122,490          $  126,011          $  126,835         $  124,097

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
1999 FEDERAL TAX INFORMATION (UNAUDITED)

Approximately 24% of the Fund's distributions (21% of gross income) were derived from interest on direct investments in U.S. Treasury bonds, notes and bills.

An average of 24% of the Fund's investments as of the end of each quarter were in direct obligations of the U.S. Treasury.

--------------------------------------------------------------------------------

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF COLONIAL INTERMARKET INCOME TRUST I

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial InterMarket Income Trust I at November 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 12, 2000

--------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Plan agent, by mail at P.O. Box 8200, Boston, MA 02266-8200 or by phone at 1-800-426-5523.

TRANSFER AGENT

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial InterMarket Income Trust I is:

State Street Bank and Trust Company
P.O. Box 8200
Boston, MA  02266-8200
1-800-426-5523

Colonial InterMarket Income Trust I mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

-------------------------------------------------
COLONIAL INTERMARKET INCOME TRUST I ANNUAL REPORT
-------------------------------------------------

                                                  CI-02/254I-1299 (1/00) 99/1630